Stock-Based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	356,014	271,025	381,859
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.47	$ 16.77	$ 10.19
Shareholder-Approved Stock Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding (in shares), Beginning	462,853	501,655
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Beginning	$ 13.16	$ 9.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	356,014	271,025
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.47	$ 16.77
Vested (in shares)	(313,186)	(300,527)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 13.72	$ 11.42
Forfeited (in shares)	(16,860)	(9,300)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 3.71	$ 13.54
Stock Options Outstanding (in shares), Ending	488,821	462,853	501,655
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Ending	$ 16.11	$ 13.16	$ 9.52